Trade Accounts and Other Payables - Summary of Trade Accounts and Other Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Text block 1 [Abstract]
Accounts and notes payables	¥ 4,034,920	¥ 3,828,068
Other payables	1,492,427	1,423,289
Total	¥ 5,527,347	¥ 5,251,357